Related Parties Transactions (Details) - Schedule of due from related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties- Noncurrent	$ 1,141,378	$ 818,183
Rgene [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties- Noncurrent		49,110
BioFirst (Australia) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties- Noncurrent	1,028,556	491,816
BioHopeKing Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties- Noncurrent	112,822	124,972
LBG USA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties- Noncurrent		675
BioLite Japan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties- Noncurrent		150,000
Keypoint [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties- Noncurrent		$ 1,610